Independent Accountants’ Agreed-Upon Procedures Report

Oxford Finance Advisors, LLC and Oxford Finance Credit Fund III LP (together, the “Company”)
KeyBanc Capital Markets Inc.
Barclays Capital Inc.
MUFG Securities Americas Inc.
(together, the “Specified Parties”)

Re: Oxford Finance Credit Fund III 2024-A LP – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “OF CF III 2024-A Initial Pool Datatape vF(2) 2023.12.04 (VALUE).xlsx”, provided by the Company, on December 8, 2023, containing information on 74 promissory notes as of December 4, 2023 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Oxford Finance Credit Fund III 2024-A LP. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, months, decimals, and percentages were within $1.00, 1 month, 0.1, and 0.1%, respectively.
•
The term “Loan Files” means the following information sources provided by the Company: Promissory Note, Unfunded Commitments Report, Customer Billing Report, Public Company Value Report, Portfolio Information Report, Oxford Revolvers Report, Index Rates Report and Third Party Revolvers Report.

•
The term “Loan Cash Streams File” means an electronic data file entitled “7.1.3-3 OF CF III 2024-A Loan Cash Streams File vF(2) 2023.12.04 (VALUE).xlsx” provided by the Company on December 7, 2023 containing beginning balance, ending balance, interest rate, and cash flow information with respect to the promissory notes, as of December 4, 2023.

•	The term “Source Documents” means the Loan Files and Loan Cash Streams File.

KPMG LLP,  a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•
The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, recomputation and/or methodology, as described in the “Source Document Instructions” column of Exhibit A.

•	The term “Provided Information” means the Source Documents and Instructions.
The procedures we were instructed by the Company to perform and the associated findings are as follows:

For each promissory note in the Data File, we compared or recomputed the specified attributes listed in Exhibit A to or using the corresponding information included in the Source Documents listed in the corresponding row of the “Source Document Instructions”“ column of Exhibit A, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company,
(ii) the physical existence of the promissory notes, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the promissory notes to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such promissory notes being securitized, (iii) the compliance of the originator of the promissory notes with federal, state, and local laws and regulations, or
(iv) any other factor or characteristic of the promissory notes that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.
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This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

Irvine, California
December 15, 2023
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Exhibit A

Attribute	Source Document Instructions
Loan Label	Methodology: Derive from “Bid/Line Name”, “OM Loan Type”, “Actual Funding Date” and “Contractual Maturity Date”
Funding Name	Methodology: Look up “Funding Name” in Portfolio Information Report by Accounting System Number.
Bid/Line Name	Methodology: Look up “Bid/Line Name” in Portfolio Information Report by Accounting System Number.
Account Name	Methodology: Look up “Account Name” in Portfolio Information Report by Accounting System Number.
Accounting System Number	Loan Cash Streams File
Simple Balance (PF Actual Cutoff)	Loan Cash Streams File
Simple Balance	Methodology: Look up “Simple Balance” in Portfolio Information Report by Accounting System Number.
TL - Gross Amount Funded	Methodology: Look up “Gross Amount Funded - Credit Fund” in Portfolio Information Report by Accounting System Number
Total Oxford TL Managed Simple Balance	Methodology: Look up “Total Managed Account TL Simple Balance” in Portfolio Information Report by Accounting System Number.
Oxford Managed Line Amount	Methodology: Look up “Oxford Managed Line Amount” in Portfolio Information Report by Accounting System Number.
TL - Total Line Amount	Methodology: Look up “Total Line Amount” in Portfolio Information Report by Accounting System Number.
Agent	Methodology: Look up “Agent” in Portfolio Information Report by Accounting System Number.
Oxford Managed Commitment %	Recompute: “Oxford Managed Line Amount / TL - Total Line Amount”

Attribute	Source Document Instructions
Loan Type	Methodology: Look up “Loan Type” in Portfolio Information Report by Accounting System Number
OM Loan Type	Recompute: Look up “Loan Collateral Type - ABS” in Salesforce Portfolio Information Report by Accounting System Number
Loan Collateral Type - Life Science	Methodology: Look up “Loan Collateral Type - Life Science” in Portfolio Information Report by Accounting System Number.
Actual Funding Date	Promissory Note (labeled by Accounting System Number)
Current first principal due date	Methodology: Look up “Current first principal due date” in Portfolio Information Report by Accounting System Number.
Contractual Maturity Date	Methodology: Look up “Contractual Maturity Date” in Portfolio Information Report by Accounting System Number.
Initial Funding Term	Methodology: Look up “Funding Term” in Portfolio Information Report by Accounting System Number
Seasoning	Recompute: Use excel formula YEARFRAC(Statistical Cutoff, Actual Funding Date); rounded to a whole number
Actual Remaining Term	Recompute: Use excel formula YEARFRAC(Contractual Maturity Date, Statistical Cutoff); rounded to a whole number
Initial I/O Period (LSA)	Methodology: Look up “Initial I/O Period (LSA)” in Portfolio Information Report by Accounting System Number.
Initial I/O Period (Amended)	Methodology: Look up “Initial I/O Period (Amended)” in Portfolio Information Report by Accounting System Number.
Initial I/O over 36 months:	Recompute: If Initial I/O Period (LSA) or Initial I/O Period (Amended) is >36 then “Yes;” otherwise, “No”
Floating or Fixed Rate	Methodology: Look up “Floating or Fixed Rate” in Portfolio Information Report by Accounting System Number.

Attribute	Source Document Instructions
Base/Index Rate	Methodology: Look up “Index Rate” in Portfolio Information Report by Accounting System Number
Base/Index Rate Floor	Methodology: Look up “Index Rate Floor” in Portfolio Information Report by Accounting System Number
Base/Index Rate Cap	Methodology: Look up “Base/Index Rate Cap” in Portfolio Information Report by Accounting System Number
Index Rate Spread Adjustment	Methodology: Look up “Index Rate Spread Adjustment” in Portfolio Information Report Accounting System Number
Margin	Methodology: Look up “Margin” in Portfolio Information Report by Accounting System Number
Cash Pay Margin	Methodology: If PIK Loan is Yes, look up ‘‘Min Cash Paying % (Spread)’’ in Portfolio Information Report by Accounting System Number
PIK Loan	Methodology: Look up “PIK Loan” in Portfolio Information Report by Accounting System Number
Interest Calc Method	Methodology: Look up “Interest Calc Method” in Portfolio Information Report by Accounting System Number
Payment Frequency - Interest	Methodology: Look up “Payment Frequency - Interest” in Portfolio Information Report by Accounting System Number.
End of Term Fee	Methodology: Look up “End of Term Fee” in Portfolio Information Report by Accounting System Number
Simple Cash Rate (%)
Recompute:
Use the Data File and the following methodology:
Margin + Min(max(Base/Index Rate + Interest Rate Spread Adjustment, Base/Index Rate Floor),Base/Index Rate Cap)
For Base/Index Rate, look for the rates provided in the Index Rates Report

Attribute	Source Document Instructions
Cash Rate (%) ABS	Recompute: Use the Data File and the following methodology: Simple Cash Rate (%) + (End of Term Fee / YEARFRAC( Contractual Maturity Date, Actual Funding Date ))
Amort Style	Loan Cash Streams File
Excess Cash Flow Sweep?	Methodology: Look up “Excess Cash Flow Sweep” in Portfolio Information Report by Accounting System Number.
Balloon / Bullet at Maturity	Loan Cash Streams File
Industry	Methodology: Look up “Industry” in Portfolio Information Report by Accounting System Number.
Industry Group	Methodology: Look up “Industry Group - ABS” in Portfolio Information Report by Accounting System Number.
SubSector	Methodology: Look up “SubSector” in Portfolio Information Report by Accounting System Number.
Region	Methodology: Look up “Region” in Portfolio Information Report by Accounting System Number.
Cash Flow - TTM EBITDA	Methodology: If OM Loan Type is Senior Secured Cash Flow Loan Look up “Cash Flow - EBITDA - TTM EBITDA” in Portfolio Information Report by Accounting System Number
Cash Flow - Senior Leverage Ratio	Methodology: If OM Loan Type is Senior Secured Cash Flow Loan Look up “Cash Flow - EBITDA - Senior Leverage Ratio (ME)” in Portfolio Information Report by Accounting System Number
Cash Flow - Most Recent Month-End	Methodology: If OM Loan Type is Senior Secured Cash Flow Loan Look up “Cash Flow - EBITDA - Most Recent Month-End” in Portfolio Information Report by Accounting System Number

Attribute	Source Document Instructions
ARR	Methodology: If OM Loan Type is Senior Secured Recurring Revenue Loan Look up ‘‘ARR’’ in Portfolio Information Report by Accounting System Number
Debt-to-ARR	Methodology: If OM Loan Type is Senior Secured Recurring Revenue Loan Look up ‘‘Debt-to-ARR’’ in Portfolio Information Report by Accounting System Number
Recurring Revenue - Most Recent Month-End	Methodology: If OM Loan Type is Senior Secured Recurring Revenue Loan Look up ‘‘Recurring Revenue - Most Recent Month-End’ in Portfolio Information Report by Accounting System Number
Current Credit Score	Methodology: Look up “Current Credit Score” in Portfolio Information Report by Accounting System Number.
Current Credit Score (Date)	Methodology: Look up “Current Credit Score (Date)” in Portfolio Information Report by Accounting System Number.
Current Stage – Life Science	Recompute: If OM Loan Type is Senior Secured Term Loan - Life Sciences Look up “Current Stage” in Portfolio Information Report by Accounting System Number
Valuation Source – OM
Methodology:
If Current Stage is Public then “Market Cap”, If OM Loan Type equals Senior Secured Term
Loan - Healthcare Real Estate then “Appraisal”,
For all others:
Look up “Source of Valuation” in Portfolio Information Report by Accounting System Number.

Latest Valuation - OM
Methodology:
If Current Stage equals Public, look up Market Cap on Public Company Value Report by Account Name.
For all others:
Look up “Valuation - ABS” in Salesforce Portfolio Information Report by Accounting System Number
*Round valuations to the nearest $100,000*

Attribute	Source Document Instructions
Total Senior Debt – Cash Flow
Methodology:
If OM Loan Type equals Senior Secured Cash Flow Loan or Senior Secured Recurring Revenue Loan,
Look up “Total Senior Debt” in Portfolio Information Report by Accounting System Number, otherwise leave blank.

Total Available Senior Debt
Recompute:
If OM Loan Type is Senior Secured Term Loan - Life Sciences, then sum the following:
1) Total Oxford TL Managed Simple Balance / Oxford Managed Commitment %;
2) Third party Revolver Commitment;
3) Total Revolver Commitment (Oxford Participates); and
4) Oxford Unfunded Obligations - Available Unfunded / Oxford Managed Commitment %;.

If OM Loan Type is Senior Secured Term
Loan - Healthcare Real Estate, then sum the following:
1) Total Oxford TL Managed Simple Balance / Oxford Managed Commitment %; and
2) Oxford Unfunded Obligations - Available Unfunded / Oxford Managed Commitment %;.

If OM Loan Type equals Senior Secured Cash Flow Loan or Senior Secured Recurring Revenue Loan, then the sum of the following:
1) Minimum of [Maximum of Total Senior Debt and Total Oxford TL Managed Simple Balance] and [TL - Total Line Amount + Total Revolver Commitment (Oxford Participates)];
2) Third Party Revolver Commitment
3) Oxford Unfunded Obligations - Available RLOC Line
4) Oxford Unfunded Obligations - Available Unfunded / Oxford Managed Commitment %; .

Loan to Value	Recompute: Total Available Senior Debt / Latest Valuation - OM
Current Covenant Default	Methodology: Look up “Current Covenant Default” in Portfolio Information Report by Accounting System Number.

Attribute	Source Document Instructions
Date of Covenant Default	Methodology: Look up “Date of Covenant Default” in Portfolio Information Report by Accounting System Number.
Specific Reserve?	Methodology: Look up “Specific Reserve?” in Portfolio Information Report by Accounting System Number.
Payment Default	Methodology: Look up “Payment Default” in Portfolio Information Report by Accounting System Number.
History of Major Modification due to Financial Distress?	Methodology: Look up “History of Major Modification due to Financial Distress?” in Portfolio Information Report by Accounting System Number.
Billing Type	Methodology: Look up “Payment Method” in Customer Billing Report by Accounting System Number.
Billing Responsibility	Recompute: If Billing Type is ACH, Wire, Add to RLOC or Qtr Wire, then “Oxford;” otherwise lookup Agent
Third Party Revolver?	Methodology: Look up “Third Party Revolver?” in Portfolio Information Report by Accounting System Number.
Third Party Revolver Commitment	Recompute: If Third Party Revolver is “yes”, look up RLOC – Total Line Amount in Third Party Revolvers Report by Account Name. Otherwise, zero.
Related Oxford Revolver	Recompute: If Account Name in Portfolio Information Report has a corresponding Loan Type of “Revolver” included, “yes”. Otherwise, “no”.
Total Revolver Commitment (Oxford Participates)	Recompute: If Related Oxford Revolver is “yes”, look up “RLOC - Total Line Amount” in Oxford Revolvers Report by Account Name Otherwise, BLANK.
Related Oxford Term Loan	Recompute: If the sum of Simple Balance for a given Account Name is less than Total Oxford TL Managed Simple Balance, then “Yes,” otherwise “No”

Attribute	Source Document Instructions
Related Co-Lender Term Loan	Recompute: If Oxford Managed Line Amount is less than TL - Total Line Amount, then “Yes,” otherwise “No”
Related Loan Outstanding	Recompute: If Third Party Revolver, Related Oxford Revolver, Related Oxford Term Loan or Related Co-Lender Term Loan is “Yes,” then “Yes;” otherwise, “No”
Oxford Unfunded Obligations – RLOC Line Amount
Recompute:
If Related Oxford Revolver is “yes”: lookup
RLOC - Availability on the Oxford Revolvers Report using Account Name plus RLOC - Commitment Outside of BB on the Oxford Revolvers Report using Account Name

Oxford Unfunded Obligations – Available RLOC Line
Recompute:
If Related Oxford Revolver is “yes”: lookup RLOC - OFC Line Amount on the Oxford Revolvers Report using Account Name less RLOC - Balance on the Oxford Revolvers Report using Account Name less
RLOC - Commitment Outside of BB using Account Name

Oxford Unfunded Obligations – Unfunded Term Loans	Methodology: Look up “TL – Availability” in Portfolio Information Report by Accounting System Number.
Oxford Unfunded Obligations – Available Unfunded Term Loans	Methodology: Look up “Total Current Undrawn Available Commitment” in Unfunded Commitments Report by Bid/Line Name